Acquisitions and Divestitures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Acquisition-Related Costs

Acquisition-related costs are included in general and administrative expenses in the accompanying statements of operations for the periods indicated below (in thousands):

For the Nine Months Ended September 30,
2014	2013
$5,480	$5,073

Acquisition-related costs for both related party and third party transactions are included in general and administrative expenses in the accompanying statements of operations for the periods indicated below (in thousands):

For the Year Ended December 31,
2013	2012
$8,313	$4,538

Summary of Fair Value Assessment of Assets Acquired and Liabilities Assumed

 The following table summarizes the fair value of the third party assets acquired and liabilities assumed as of the acquisition date (in thousands):

Louisiana Acquisition
Oil and gas properties	$68,887
Asset retirement obligations	(1,789)

Total identifiable net assets	$67,098

 The following table summarizes the fair value of the third party assets acquired and liabilities assumed as of each acquisition date (in thousands):

	East Texas Acquisition	Rockies Acquisition
Oil and gas properties	$9,974	$20,744
Asset retirement obligations	(78)	(1,163)
Accrued liabilities	—	(118)

Total identifiable net assets	$9,896	$19,463

The following table summarizes the fair value of the assets acquired and liabilities assumed as of each acquisition date (in thousands).

	Undisclosed Seller Acquisition	Goodrich Acquisition	Menemsha Acquisition	Other Previous Owner Acquisitions
Oil and gas properties	$115,633	$91,187	$75,114	$77,764
Prepaid expenses and other current assets	—	425	—	—
Revenues payable	(1,602)	(875)	—	—
Asset retirement obligations	(1,592)	(161)	(408)	(4,558)
Accrued liabilities	(297)	(153)	—	—

Total identifiable net assets	$112,142	$90,423	$74,706	$73,206

Pro Forma Results of Operations

The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transaction occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

	For the Nine Months Ended September 30,
	2014	2013
	(In thousands, except per unit amounts)
Revenues	$764,084	$561,359
Net income (loss)	(931,903)	218,870
Basic and diluted earnings per share	$(4.94)	$—

The following unaudited pro forma combined results of operations are provided for the year ended December 31, 2012 (in thousands)

Revenues	431,061
Net income	40,940

Eagle Ford Acquisition [Member]
Summary of Fair Value Assessment of Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary fair value assessment of the assets acquired and liabilities assumed as of the acquisition date (in thousands):

	Eagle Ford	Wyoming
	Acquisition	Acquisition
Oil and gas properties	$168,606	$922,686
Asset retirement obligations	(285)	(3,328)
Revenue payable	—	(444)
Accrued liabilities	(250)	(7,237)

Total identifiable net assets	$168,071	$911,677